Mutual Fund Series Trust

August 4, 2022 U.S. Securities and Exchange Commission Public Filing Desk 100 F Street, N.E. Washington, DC 20459

Re:                   Mutual Fund Series Trust (the “Registrant”);

File Nos. 333-132541 and 811-21872

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 on behalf of the AlphaCentric Income Opportunities Fund, AlphaCentric LifeSci Healthcare Fund, AlphaCentric SWBC Municipal Opportunities Fund, AlphaCentric Premium Opportunity Fund, AlphaCentric Robotics and Automation Fund, AlphaCentric Symmetry Strategy Fund and AlphaCentric Strategic Income Fund, does not differ from that contained in the Registrant's Post-Effective Amendment No. 507, which was filed with the Commission on July 29, 2022 and (ii) that Post-Effective Amendment No. 507 has been filed electronically with the Commission.

Very truly yours,

 /s/ Jennifer Bailey

Jennifer Bailey

Secretary